Information about Geographic Areas - Additional Information (Detail) - Foreign Countries [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Net carrying value of long lived assets	$ 9,359		$ 8,727	$ 4,549
External Customers [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 4,964	$ 7,436	$ 22,819	$ 34,517	$ 35,146